Other Non-Current Assets - Additional Information (Detail) € in Millions, £ in Millions		12 Months Ended
	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Other Noncurrent Assets [Line Items]
Security deposit to cover legal costs			£ 2.6	€ 3.0
Payment of security deposit to cover legal costs		€ 3.0
Events After Reporting Period [member]
Other Noncurrent Assets [Line Items]
Payment of security deposit to cover legal costs	€ 3.0